Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2023
Text block [abstract]
Summary of Property, Plant and Equipment

	June 30, 2023

(in thousands)	Leasehold Improvements	Right of Use Assets - Property	Other	Total

Cost

Balance - January 1, 2023	$4,004	$4,793	$4,917	$13,714

Additions	-	4,838	184	5,022

Disposals	-	-	(4)	(4)

Balance - June 30, 2023	$4,004	$9,631	$5,097	$18,732

Accumulated Depreciation

Balance - January 1, 2023	$(3,168)	$(2,965)	$(3,371)	$(9,504)

Disposals	-	-	4	4

Depreciation	(136)	(394)	(244)	(774)

Balance - June 30, 2023	$(3,304)	$(3,359)	$(3,611)	$(10,274)

Net book value - June 30, 2023	$700	$6,272	$1,486	$8,458

	December 31, 2022

(in thousands)	Leasehold Improvements	Right of Use Assets - Property	Other	Total

Cost
Balance - January 1, 2022	$4,382	$4,793	$4,856	$14,031

Additions	-	-	289	289

Disposals	(378)	-	(228)	(606)

Balance - December 31, 2022	$4,004	$4,793	$4,917	$13,714

Accumulated Depreciation

Balance - January 1, 2022	$(3,226)	$(2,196)	$(3,100)	$(8,522)

Disposals	378	-	228	606

Depreciation	(320)	(769)	(499)	(1,588)

Balance - December 31, 2022	$(3,168)	$(2,965)	$(3,371)	$(9,504)

Net book value - December 31, 2022	$836	$1,828	$1,546	$4,210